Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2017
As Revised March 22, 2018
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

SDH-SUM-18-01 1.9886586.101	March 22, 2018

Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C and Class I
June 29, 2017
As Revised March 22, 2018
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

ASDH-SUM-18-01 1.9881392.103	March 22, 2018